Loans and Allowance for Credit Losses - Schedule of Credit Quality (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	$ 404,057	$ 214,663
Year two	121,490	210,937
Year three	148,483	389,320
Year four	300,954	287,127
Year five	217,992	140,045
Prior	149,355	89,649
Revolving Loans Amortized Cost Basis	139,259	130,191
Revolving Loans Converted to Term Loans Amortized Cost Basis	5,202	4,228
Total	1,486,792	1,466,160
Current fiscal year, charge-offs	0	10
Fiscal year before current fiscal year, charge-offs	359	581
Two year before current fiscal year, charge-offs	182	9
Three year before current fiscal year, charge-offs	91	172
Four year before current fiscal year, charge-offs	0	3
Prior, charge-offs	435	382
Revolving loans, charge-offs	521	1,834
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	1,588	2,991	$ 628
Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	394,055	177,677
Year two	99,367	210,451
Year three	144,513	373,267
Year four	282,581	284,058
Year five	216,747	139,276
Prior	146,899	88,093
Revolving Loans Amortized Cost Basis	136,801	128,312
Revolving Loans Converted to Term Loans Amortized Cost Basis	5,045	3,244
Total	1,426,008	1,404,378
Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	4,267	8,911
Year two	638	295
Year three	395	6,289
Year four	4,481	2,352
Year five	695	423
Prior	1,221	1,121
Revolving Loans Amortized Cost Basis	1,504	534
Revolving Loans Converted to Term Loans Amortized Cost Basis	157	581
Total	13,358	20,506
Special Mention
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	729	27,271
Year two	20,561	0
Year three	3,058	5,679
Year four	5,249	0
Year five	0	309
Prior	261	0
Revolving Loans Amortized Cost Basis	0	741
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	29,858	34,000
Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	5,006	804
Year two	924	191
Year three	517	4,085
Year four	8,643	717
Year five	550	37
Prior	974	435
Revolving Loans Amortized Cost Basis	954	525
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	403
Total	17,568	7,197
Doubtful
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one		0
Year two		0
Year three		0
Year four		0
Year five		0
Prior		0
Revolving Loans Amortized Cost Basis		79
Revolving Loans Converted to Term Loans Amortized Cost Basis		0
Total		79
Commercial, financial, and agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	66,880	23,012
Year two	12,226	21,509
Year three	12,389	34,926
Year four	20,779	25,966
Year five	20,403	26,903
Prior	24,820	4,194
Revolving Loans Amortized Cost Basis	68,808	63,885
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,279	1,934
Total	227,584	202,329
Current fiscal year, charge-offs	0	0
Fiscal year before current fiscal year, charge-offs	307	230
Two year before current fiscal year, charge-offs	73	0
Three year before current fiscal year, charge-offs	78	104
Four year before current fiscal year, charge-offs	0	2
Prior, charge-offs	59	106
Revolving loans, charge-offs	521	1,796
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	1,038	2,238	161
Commercial, financial, and agricultural | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	65,367	22,726
Year two	11,383	21,302
Year three	9,223	30,025
Year four	17,270	25,338
Year five	19,867	26,557
Prior	24,386	3,932
Revolving Loans Amortized Cost Basis	66,741	62,205
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,279	1,531
Total	215,516	193,616
Commercial, financial, and agricultural | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	581	0
Year two	164	120
Year three	93	1,473
Year four	8	0
Year five	0	0
Prior	148	262
Revolving Loans Amortized Cost Basis	1,473	504
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	2,467	2,359
Commercial, financial, and agricultural | Special Mention
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	729	0
Year two	0	0
Year three	3,058	0
Year four	317	0
Year five	0	309
Prior	261
Revolving Loans Amortized Cost Basis	0	741
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	4,365	1,050
Commercial, financial, and agricultural | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	203	286
Year two	679	87
Year three	15	3,428
Year four	3,184	628
Year five	536	37
Prior	25	0
Revolving Loans Amortized Cost Basis	594	356
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	403
Total	5,236	5,225
Commercial, financial, and agricultural | Doubtful
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one		0
Year two		0
Year three		0
Year four		0
Year five		0
Prior		0
Revolving Loans Amortized Cost Basis		79
Revolving Loans Converted to Term Loans Amortized Cost Basis		0
Total		79
Real estate construction − residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	30,523	16,822
Year two	4,066	13,808
Year three	4,969	601
Year four	0	617
Year five	0	165
Prior	0	0
Revolving Loans Amortized Cost Basis	51	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	33
Total	39,609	32,046
Current fiscal year, charge-offs	0	0
Fiscal year before current fiscal year, charge-offs	0	0
Two year before current fiscal year, charge-offs	0	0
Three year before current fiscal year, charge-offs	0	0
Four year before current fiscal year, charge-offs	0	0
Prior, charge-offs	0	0
Revolving loans, charge-offs	0	0
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	0	0	0
Real estate construction − residential | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	30,523	16,368
Year two	4,066	13,808
Year three	4,881	601
Year four	0	617
Year five	0	165
Prior	0	0
Revolving Loans Amortized Cost Basis	51	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	33
Total	39,521	31,592
Real estate construction − residential | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0
Year two	0
Year three	88
Year four	0
Year five	0
Prior	0
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	88
Real estate construction − residential | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one		454
Year two		0
Year three		0
Year four		0
Year five		0
Prior		0
Revolving Loans Amortized Cost Basis		0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0
Total		454
Real estate construction − commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	44,781	50,653
Year two	17,905	7,210
Year three	8,737	10,437
Year four	3,234	3,828
Year five	2,757	622
Prior	687	613
Revolving Loans Amortized Cost Basis	4,660	7,072
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,085	0
Total	83,846	80,435
Current fiscal year, charge-offs	0	0
Fiscal year before current fiscal year, charge-offs	0	0
Two year before current fiscal year, charge-offs	0	0
Three year before current fiscal year, charge-offs	0	0
Four year before current fiscal year, charge-offs	0	0
Prior, charge-offs	0	0
Revolving loans, charge-offs	0	0
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	0	0	0
Real estate construction − commercial | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	44,693	49,742
Year two	17,876	7,057
Year three	8,737	10,424
Year four	3,226	3,828
Year five	2,757	622
Prior	687	564
Revolving Loans Amortized Cost Basis	4,660	7,072
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,085	0
Total	83,721	79,309
Real estate construction − commercial | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	59	911
Year two	29	124
Year three	0	13
Year four	8	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	96	1,048
Real estate construction − commercial | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	29	0
Year two	0	29
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	49
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	29	78
Real estate mortgage − residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	67,697	35,707
Year two	21,280	46,795
Year three	37,475	116,394
Year four	100,300	49,999
Year five	43,115	42,459
Prior	49,426	24,491
Revolving Loans Amortized Cost Basis	49,147	44,347
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,196	1,543
Total	369,636	361,735
Current fiscal year, charge-offs	0	0
Fiscal year before current fiscal year, charge-offs	0	0
Two year before current fiscal year, charge-offs	0	0
Three year before current fiscal year, charge-offs	0	0
Four year before current fiscal year, charge-offs	0	0
Prior, charge-offs	14	14
Revolving loans, charge-offs	0	37
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	14	51	88
Real estate mortgage − residential | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	63,792	30,005
Year two	21,182	46,795
Year three	36,980	115,928
Year four	98,512	49,519
Year five	42,745	42,036
Prior	48,795	23,440
Revolving Loans Amortized Cost Basis	48,900	44,148
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,039	1,543
Total	361,945	353,414
Real estate mortgage − residential | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	442	5,702
Year two	0	0
Year three	0	40
Year four	487	391
Year five	370	423
Prior	442	675
Revolving Loans Amortized Cost Basis	31	30
Revolving Loans Converted to Term Loans Amortized Cost Basis	157	0
Total	1,929	7,261
Real estate mortgage − residential | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	3,463	0
Year two	98	0
Year three	495	426
Year four	1,301	89
Year five	0	0
Prior	189	376
Revolving Loans Amortized Cost Basis	216	169
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	5,762	1,060
Real Estate Mortgage - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	191,480	86,281
Year two	64,950	117,979
Year three	83,142	223,371
Year four	175,000	205,552
Year five	151,336	69,342
Prior	71,817	57,536
Revolving Loans Amortized Cost Basis	16,525	14,815
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,642	718
Total	755,892	775,594
Current fiscal year, charge-offs	0	0
Fiscal year before current fiscal year, charge-offs	49	340
Two year before current fiscal year, charge-offs	76	0
Three year before current fiscal year, charge-offs	0	65
Four year before current fiscal year, charge-offs	0	0
Prior, charge-offs	32	32
Revolving loans, charge-offs	0	0
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	157	437	32
Real Estate Mortgage - Commercial | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	186,984	56,648
Year two	43,797	117,853
Year three	82,928	212,698
Year four	161,945	203,591
Year five	151,011	69,342
Prior	70,426	57,352
Revolving Loans Amortized Cost Basis	16,381	14,815
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,642	137
Total	715,114	732,436
Real Estate Mortgage - Commercial | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	3,185	2,298
Year two	445	51
Year three	214	4,763
Year four	3,978	1,961
Year five	325	0
Prior	631	184
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	581
Total	8,778	9,838
Real Estate Mortgage - Commercial | Special Mention
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	27,271
Year two	20,561	0
Year three	0	5,679
Year four	4,932	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	25,493	32,950
Real Estate Mortgage - Commercial | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	1,311	64
Year two	147	75
Year three	0	231
Year four	4,145	0
Year five	0	0
Prior	760	0
Revolving Loans Amortized Cost Basis	144	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	6,507	370
Installment and other consumer
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	2,696	2,188
Year two	1,063	3,636
Year three	1,771	3,591
Year four	1,641	1,165
Year five	381	554
Prior	2,605	2,815
Revolving Loans Amortized Cost Basis	68	72
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	10,225	14,021
Current fiscal year, charge-offs	0	10
Fiscal year before current fiscal year, charge-offs	3	11
Two year before current fiscal year, charge-offs	33	9
Three year before current fiscal year, charge-offs	13	3
Four year before current fiscal year, charge-offs	0	1
Prior, charge-offs	330	230
Revolving loans, charge-offs	0	1
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	379	265	$ 347
Installment and other consumer | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	2,696	2,188
Year two	1,063	3,636
Year three	1,764	3,591
Year four	1,628	1,165
Year five	367	554
Prior	2,605	2,805
Revolving Loans Amortized Cost Basis	68	72
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	10,191	14,011
Installment and other consumer | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	0
Year two	0	0
Year three	7	0
Year four	13	0
Year five	14	0
Prior	0	10
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	$ 34	$ 10